Significant Accounting Policies (Details 1) - USD ($)	3 Months Ended		6 Months Ended	8 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Dec. 30, 2021	Sep. 30, 2022
Redeemable Class A Ordinary Share
Allocation of net loss			$ 50,293	$ (132,127)	$ 913,423
Basic and diluted weighted average shares outstanding, Redeemable Class A ordinary share				3,450,000
Basic and diluted net loss per ordinary share				$ (0.04)
Non-Redeemable Class A and Class B Ordinary Share
Net loss allocable to Non-Redeemable Share				$ (99,164)
Basic and diluted weighted average shares outstanding				2,589,308
Basic and diluted net loss per ordinary share				$ (0.04)
Class A Ordinary Shares Subject To Possible Redemption [Member]
Redeemable Class A Ordinary Share
Allocation of net loss	$ (537,159)				$ (724,939)
Denominator:
Weighted-average shares outstanding	11,500,000				11,500,000
Basic and diluted net loss per share	$ (0.05)				$ (0.06)
Non Redeemable Cass A And Class B Ordinary Shares [Member]
Redeemable Class A Ordinary Share
Allocation of net loss	$ (139,661)	$ (43,886)	$ (50,293)		$ (188,484)
Denominator:
Weighted-average shares outstanding	2,990,000	2,500,000	2,500,000		2,990,000
Basic and diluted net loss per share	$ (0.05)	$ (0.02)	$ (0.02)		$ (0.06)